Earnings/(Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(Losses) Per Share
Schedule of basic earnings/(losses) per share

	Year Ended December 31,
	2023	2022	2021
Weighted average number of outstanding ordinary shares in issue	849,654,296	847,143,540	792,684,524
Net income/(loss) attributable to the Company (US$’000)	100,780	(360,835)	(194,648)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	0.12	(0.43)	(0.25)

Schedule of diluted earnings/(losses) per share

	Year Ended December 31,
	2023	2022	2021
Weighted average number of outstanding ordinary shares in issue	849,654,296	847,143,540	792,684,524
Effect of share options and LTIP awards	19,542,052	—	—
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	869,196,348	847,143,540	792,684,524
Net income/(loss) attributable to the Company (US$’000)	100,780	(360,835)	(194,648)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	0.12	(0.43)	(0.25)